Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (2,139,679)	$ (1,671,998)	$ (1,956,872)	$ (1,310,934)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	51,000	34,000	34,000	6,375
Options issued for services	186,384	650,025	667,449	16,772
Common stock issued with bridge financing	13,132
Depreciation expense		144	144	1,265
Change in derivative liability, net of bifurcation		3,926	3,926	8,154
Changes in operating assets and liabilities
Change in accounts payable and accrued expenses	452,999	(389,002)	(368,846)	395,040
Net Cash Used in Operating Activities	(1,436,164)	(1,372,905)	(1,620,199)	(883,328)
INVESTING ACTIVITIES
Purchase of equipment
Net Cash Used in Investing Activities
FINANCING ACTIVITIES
Preferred stock issued for cash	1,620,000	3,194,250	3,380,000	1,116,001
Stock offering costs paid	(247,464)	(510,476)	(550,326)	(221,175)
Common stock issued for cash		30,000
Proceeds from related party notes payable		(30,000)	30,000
Proceeds from notes payable				55,075
Repayment of related party notes payable			(30,000)
Repayment of notes payable				(55,075)
Net Cash Provided by Financing Activities	1,372,536	2,683,774	2,829,674	894,826
NET INCREASE IN CASH	(63,628)	1,310,869	1,209,475	11,498
CASH AT BEGINNING OF PERIOD	1,241,397	31,922	31,922	20,424
CASH AT END OF PERIOD	1,177,769	1,342,792	1,241,397	31,922
CASH PAID FOR:
Interest
Income taxes
NON CASH FINANCING ACTIVITIES:
Derivative liability non cash financing activity		(5,691,185)		301,800
Executive forfeited salary			104,000
Common stock issued for dividends	1,025,404
Settlement of derivative liability			5,691,185
Preferred dividend accrual	$ 467,624	$ 349,939	$ 492,089	$ 351,298